VESSELS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 vessel
Property, Plant and Equipment [Line Items]
Depreciation | $	$ 56,081	$ 46,853
Depreciation, Capital Leases | $	$ 9,400
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	3		3
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	35		35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	27		27
Supramax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	2		2
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs | $	$ 30,351
Depreciation | $	$ 46,685